Derivatives (Tables)	9 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value associated with commodity derivative instruments
As of September 30, 2013 and December 31, 2012, the value associated with our commodity derivatives, interest rate swap instrument and weather derivative were recorded in our condensed consolidated balance sheets, under the captions as follows (in thousands):

	Gross Risk Management Assets		Gross Risk Management Liabilities		Net Risk Management Assets (Liabilities)
Balance Sheet Classification	September 30, 2013	December 31, 2012	September 30, 2013	December 31, 2012	September 30, 2013	December 31, 2012
Current	$1,196	$1,889	$(146)	$(920)	$1,050	$969
Noncurrent	—	—	—	—	—	—
Total assets	$1,196	$1,889	$(146)	$(920)	$1,050	$969

Current	$—	$—	$(349)	$—	$(349)	$—
Noncurrent	—	—	(122)	—	(122)	—
Total liabilities	$—	$—	$(471)	$—	$(471)	$—

Realized and unrealized gains (losses) with commodity and interst rate derivative instruments
For the three and nine months ended September 30, 2013 and 2012, respectively, the realized and unrealized gains (losses) associated with our commodity derivatives, interest rate swap instrument and weather derivative were recorded in our condensed consolidated statements of operations, under the captions as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	Gain (loss) on derivatives		Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized	Realized	Unrealized
2013
Gain (loss) on commodity derivatives, net	$261	$(760)	$797	$(687)
Interest expense	(101)	(153)	(101)	(471)
Direct operating expenses	(284)	—	(378)	—
Total	$(124)	$(913)	$318	$(1,158)
2012
Gain (loss) on commodity derivatives, net	$816	$(1,762)	$1,425	$1,732